COMMITMENTS AND CONTINGENCIES (Details) (Indemnification Agreement, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Indemnification Agreement
Commitments and contingencies
Indemnification agreement with certain officers, maximum	$ 10